DAVIS POLK & WARDWELL

Michael J. Willisch 91 702 2741 michael.willisch@dpw.com	Marqués de la Ensenada 28004 Madrid 91 702 2680 FAX 91 702 2765	New York Menlo Park Washington, D.C. London Paris Frankfurt Tokyo Beijing Hong Kong

June 27, 2007

Re:	Banco Bilbao Vizcaya Argentaria, S.A. Acceleration Request for Form F-4 File No. 333-141813

Mr. William Friar
United States Securities and Exchange Commission
Mail Stop 4561
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Friar:

On behalf of Banco Bilbao Vizcaya Argentaria, S.A. (“BBVA”), we hereby attach BBVA’s request for effectiveness on Friday, June 29, 2007 at 1 p.m. or as soon as practicable thereafter.

This request for effectiveness is being filed electronically with the Securities and Exchange Commission (the “Commission”) today. BBVA plans to file Amendment No. 3 (the “ Amendment No. 3”) to Form F-4 (the “F-4”) on Thursday, June 28, 2007, which will address all of the outstanding comments regarding Amendment No. 2 to Form F-4. BBVA will inform the staff of the Commission immediately if BBVA requires that its request for effectiveness be withdrawn or amended.

Should you require further clarification of any of the issues raised in this letter or the Amendment No. 3, please contact the undersigned at +34-91-702-2741 or John K. Doulamis at +44-20-7418-1394.

Sincerely, /s/ Michael J. Willisch Michael J. Willisch